Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Revenue	$ 816	$ 330	$ 3,617	$ 1,556	$ 2,772		$ 4,679
Cost of revenue	2,284	1,986	7,448	4,990	7,101		6,695
Gross loss	(1,468)	(1,656)	(3,831)	(3,434)	(4,329)		(2,016)
Operating expenses:
Research and development	488	327	1,340	978	1,450		1,330
Selling, general and administrative	2,367	1,154	6,223	2,508	4,844		4,103
Total operating expenses	2,855	1,481	7,563	3,486	6,294		5,433
Loss from operations	(4,323)	(3,137)	(11,394)	(6,920)	(10,623)		(7,449)
Other income (expense), net:
Interest expense							(5)
Interest income and other, net	79	(4)	118	(17)
Gain on forgiveness of PPP loan			(24)	743	743		0
Other income (expense), net					(16)		36
Total other income (expense), net	79	(4)	118	726	727		31
Net income (loss)	$ (4,244)	$ (3,141)	$ (11,276)	$ (6,194)	$ (9,896)		$ (7,418)
Weighted-average common shares outstanding:
Weighted average shares outstanding, basic	69,013	65,772	66,859	65,762	65,764,502	[1],[2]	65,693,821	[1],[2]
Weighted average shares outstanding, diluted	69,013	65,772	66,859	65,762	65,764,502	[1],[2]	65,693,821	[1],[2]
Net loss per share of common stock:
Basic net income (loss) per ordinary share	$ (0.06)	$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1],[2]	$ (0.11)	[1],[2]
Diluted net income (loss) per ordinary share	$ (0.06)	$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1],[2]	$ (0.11)	[1],[2]

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.
[2]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.